Fees Summary	Sep. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,832,402.31
Total Fee Amount	2,186.45
Total Offset Amount	992.87
Net Fee	$ 1,193.58
Offering Table N/A
Offset Table N/A